UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
February 28, 2023
Semi-annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name Class A Class C Class I
Nuveen Equity Long/Short Fund NELAX NELCX NELIX

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 10
Portfolio of Investments 11
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Statement of Cash Flows 22
Financial Highlights 23
Notes to Financial Statements 25
Additional Fund Information 33
Glossary of Terms Used in this Report 34
Liquidity Risk Management Program 35

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to March 2023, the Fed raised the target fed funds rate by 4.75% to a range of 4.75% to 5.00%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies' long-term growth.

At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S. gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, which has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much. Additionally, the recent collapse of two regional U.S. banks, Silicon Valley Bank and Signature Bank, and major European bank Credit Suisse, is likely to add further downward pressure to the economy as the banking system slows lending in response.

Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a longterm perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
April 20, 2023

Important Notices

For Shareholders of
Nuveen Equity Long/Short Fund
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Fund includes portfolio manager commentary in its annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s August 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Risk Considerations
Nuveen Equity Long/Short Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may change significantly over short or extended periods of time. The Fund sells securities that it has borrowed but does not own (“short sales”), which is a speculative technique. The Fund will suffer a loss when the price of a security that it holds long decreases or the price of a security that it has sold short increases. Losses on short sales arise from increases in the value of the security sold short, and therefore are theoretically unlimited. Because the Fund invests in both long and short equity positions, the Fund has overall exposure to the changes in value of equity securities that is far greater than its net asset value. This may magnify gains and losses and increase the volatility of the Fund’s returns. In addition, the use of short sales will increase the Fund’s expenses. More information on these risks considerations, as well as information on other risks to which the Fund is subject, such as frequent trading, futures contract, and large cap stock risks, are included in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Equity Long/Short Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 28, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Equity Long/Short Blended Benchmark. The Fund’s
Blended Benchmark consists of the Russell 1000® Index through February 28, 2013, and thereafter 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index.
** Performance through February 28, 2013, reflects the Fund’s results using investment strategies that differed from those currently in place.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse Fund expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the
Board of Trustees of the Fund.
Total Returns as of
February 28, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/30/08 (1.37)% (9.23)% 1.89% 6.81% 2.40% 2.22%
Class A Shares at maximum Offering
Price 12/30/08 (7.04)% (14.46)% 0.70% 6.18% — —
Russell 1000® Index — 1.37% (8.21)% 9.68% 12.09% — —
Equity Long/Short Blended
Benchmark — 1.77% (4.69)% 7.52% 8.86% — —
Lipper Alternative Long/Short Equity
Funds Classification Average — 2.73% (1.80)% 3.74% 4.61% — —
Class C Shares 12/30/08 (1.74)% (9.93)% 1.13% 6.17% 3.15% 2.96%
Class I Shares 12/30/08 (1.25)% (9.02)% 2.15% 7.07% 2.14% 1.96%

Holdings Summaries as of February 28, 2023
Fund Allocation
(% of net assets)
Long-Term Investments
Common Stocks 98.6%
Total Long Exposure 98.6%
Short-Term Investments
Repurchase Agreements 25.7%
Total Investments 124.3%
Securities Sold Short
Common Stocks Sold Short (28.4)%
Total Short Exposure (28.4)%
Other Assets & Liabilities, net 4.1%
Net Assets 100%
Top Five Holdings -
Long Exposure
(% of net assets)
Microsoft Corp 4.0%
Apple Inc 3.8%
Alphabet Inc 2.5%
Amazon.com Inc 2.1%
JPMorgan Chase & Co 1.9%
Top Five Holdings -
Short Exposure
(% of net assets)
Wendy's Co/The (0.4)%
Robert Half International Inc (0.3)%
MDU Resources Group Inc (0.3)%
Eastman Chemical Co (0.3)%
Planet Fitness Inc., Class A (0.3)%
Portfolio Composition
Long Exposure
1
(% of net assets)
Software 9.8%
Semiconductors &
Semiconductor Equipment 5.3%
Interactive Media & Services 4.8%
Technology Hardware, Storage
& Peripherals 4.7%
IT Services 4.4%
Oil, Gas & Consumable Fuels 4.3%
Capital Markets 4.1%
Pharmaceuticals 3.6%
Banks 3.4%
Equity Real Estate Investment
Trusts (REITs) 3.2%
Specialty Retail 3.1%
Health Care Equipment &
Supplies 3.0%
Chemicals 2.9%
Electric Utilities 2.8%
Insurance 2.7%
Health Care Providers & Services 2.4%
Beverages 2.4%
Hotels, Restaurants & Leisure 2.2%
Machinery 2.1%
Internet & Direct Marketing
Retail 2.1%
Textiles, Apparel & Luxury
Goods 2.0%
Life Sciences Tools & Services 1.8%
Food Products 1.8%
Entertainment 1.7%
Containers & Packaging 1.6%
Metals & Mining 1.3%
Biotechnology 1.2%
Other 13.9%
Total 98.6%
Portfolio Composition
Short Exposure
1
(% of net assets)
Equity Real Estate Investment
Trusts (REITs) (2.3)%
IT Services (1.7)%
Hotels, Restaurants & Leisure (1.6)%
Chemicals (1.5)%
Electric Utilities (1.4)%
Containers & Packaging (1.2)%
Other (18.7)%
Total (28.4)%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended August 31, 2022.
The beginning of the period is March 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Equity Long/Short Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $986.31 $982.61 $987.46
Expenses Incurred During the Period $13.17 $16.79 $11.87
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,011.95 $1,008.27 $1,013.26
Expenses Incurred During the Period $13.34 $17.01 $12.03
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of –%, –% and –% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Equity Long/Short Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X 94,867,757 COMMON STOCKS - 98.6%
X 94,867,757
Aerospace & Defense - 1.0%
4,400 Huntington Ingalls Industries Inc $ 946,880
Total Aerospace & Defense 946,880
Automobiles - 1.1%
5,000 Tesla Inc (2) 1,028,550
Total Automobiles 1,028,550
Banks - 3.4%
15,800 Fifth Third Bancorp 573,540
12,600 JPMorgan Chase & Co 1,806,210
5,900 M&T Bank Corp 916,211
Total Banks 3,295,961
Beverages - 2.4%
21,100 Coca-Cola Co/The 1,255,661
10,700 Monster Beverage Corp (2) 1,088,832
Total Beverages 2,344,493
Biotechnology - 1.2%
8,200 Gilead Sciences Inc 660,346
1,900 United Therapeutics Corp (2) 467,476
Total Biotechnology 1,127,822
Capital Markets - 4.1%
2,900 Ameriprise Financial Inc 994,323
2,200 LPL Financial Holdings Inc 549,032
12,800 Morgan Stanley 1,235,200
3,300 S&P Global Inc 1,125,960
Total Capital Markets 3,904,515
Chemicals - 2.9%
16,800 Corteva Inc 1,046,472
3,700 Linde PLC 1,288,969
4,100 Westlake Corp 488,474
Total Chemicals 2,823,915
Communications Equipment - 1.0%
20,000 Ciena Corp (2) 964,400
Total Communications Equipment 964,400
Containers & Packaging - 1.6%
6,900 Crown Holdings Inc 596,919
18,800 Sealed Air Corp 914,056
Total Containers & Packaging 1,510,975
Electric Utilities - 2.8%
14,400 Alliant Energy Corp 738,288
9,100 American Electric Power Co Inc 800,527
16,700 NextEra Energy Inc 1,186,201
Total Electric Utilities 2,725,016

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 0.9%
3,300 Hubbell Inc $ 830,082
Total Electrical Equipment 830,082
Entertainment - 1.7%
3,400 Netflix Inc (2) 1,095,242
4,600 Take-Two Interactive Software Inc (2) 503,930
Total Entertainment 1,599,172
Equity Real Estate Investment Trusts (REITs) - 3.2%
9,800 Prologis Inc 1,209,320
14,800 Rexford Industrial Realty Inc 894,808
3,600 SBA Communications Corp 933,660
Total Equity Real Estate Investment Trusts (REITs) 3,037,788
Food Products - 1.8%
24,500 Kraft Heinz Co/The 954,030
12,000 Mondelez International Inc, Class A 782,160
Total Food Products 1,736,190
Health Care Equipment & Supplies - 3.0%
24,700 Boston Scientific Corp (2) 1,153,984
9,400 Dexcom Inc (2) 1,043,494
2,500 Stryker Corp 657,200
Total Health Care Equipment & Supplies 2,854,678
Health Care Providers & Services - 2.4%
2,000 Elevance Health Inc 939,340
1,700 Humana Inc 841,534
1,200 UnitedHealth Group Inc 571,128
Total Health Care Providers & Services 2,352,002
Health Care Technology - 1.0%
5,800 Veeva Systems Inc, Class A (2) 960,828
Total Health Care Technology 960,828
Hotels, Restaurants & Leisure - 2.2%
440 Booking Holdings Inc (2) 1,110,560
17,700 Las Vegas Sands Corp (2) 1,017,219
Total Hotels, Restaurants & Leisure 2,127,779
Industrial Conglomerates - 1.0%
5,200 Honeywell International Inc 995,696
Total Industrial Conglomerates 995,696
Insurance - 2.7%
3,550 Chubb Ltd 749,121
2,700 Everest Re Group Ltd 1,036,719
11,500 MetLife Inc 824,895
Total Insurance 2,610,735
Interactive Media & Services - 4.8%
26,300 Alphabet Inc, Class A (2) 2,368,578
8,400 Meta Platforms Inc., Class A (2) 1,469,496
31,800 ZoomInfo Technologies Inc (2) 768,606
Total Interactive Media & Services 4,606,680

Shares Description (1) Value
Internet & Direct Marketing Retail - 2.1%
21,000 Amazon.com Inc (2) $ 1,978,830
Total Internet & Direct Marketing Retail 1,978,830
IT Services - 4.4%
4,700 Accenture PLC, Class A 1,248,085
4,600 Automatic Data Processing Inc 1,011,172
7,600 Fiserv Inc (2) 874,684
3,100 Mastercard Inc., Class A 1,101,399
Total IT Services 4,235,340
Life Sciences Tools & Services - 1.8%
5,100 Danaher Corp 1,262,403
2,500 IQVIA Holdings Inc (2) 521,175
Total Life Sciences Tools & Services 1,783,578
Machinery - 2.1%
29,000 Flowserve Corp 1,006,010
10,200 Westinghouse Air Brake Technologies Corp 1,064,166
Total Machinery 2,070,176
Media - 0.8%
8,900 Omnicom Group Inc 806,073
Total Media 806,073
Metals & Mining - 1.3%
12,000 Alcoa Corp 587,280
16,200 Freeport-McMoRan Inc 663,714
Total Metals & Mining 1,250,994
Multiline Retail - 1.1%
4,800 Dollar General Corp 1,038,240
Total Multiline Retail 1,038,240
Multi-Utilities - 1.1%
6,400 Ameren Corp 529,344
18,000 CenterPoint Energy Inc 500,760
Total Multi-Utilities 1,030,104
Oil, Gas & Consumable Fuels - 4.3%
18,500 Antero Resources Corp (2) 484,700
10,500 ConocoPhillips 1,085,175
8,800 EOG Resources Inc 994,576
3,000 Pioneer Natural Resources Co 601,230
7,400 Valero Energy Corp 974,802
Total Oil, Gas & Consumable Fuels 4,140,483
Personal Products - 0.6%
2,300 Estee Lauder Cos Inc/The, Class A 559,015
Total Personal Products 559,015
Pharmaceuticals - 3.6%
16,600 Bristol-Myers Squibb Co 1,144,736
4,300 Eli Lilly & Co 1,338,246
9,400 Merck & Co Inc 998,656
Total Pharmaceuticals 3,481,638

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Shares Description (1) Value
Professional Services - 1.0%
5,800 Verisk Analytics Inc $ 992,438
Total Professional Services 992,438
Road & Rail - 0.8%
3,600 Union Pacific Corp 746,208
Total Road & Rail 746,208
Semiconductors & Semiconductor Equipment - 5.3%
10,000 Applied Materials Inc 1,161,500
2,450 Broadcom Inc 1,456,010
15,800 Micron Technology Inc 913,556
6,700 NVIDIA Corp 1,555,472
Total Semiconductors & Semiconductor Equipment 5,086,538
Software - 9.8%
15,400 Microsoft Corp 3,841,068
14,300 Oracle Corp 1,249,820
5,700 Palo Alto Networks Inc (2) 1,073,709
7,600 Salesforce Inc (2) 1,243,436
2,200 ServiceNow Inc (2) 950,774
3,000 Synopsys Inc (2) 1,091,280
Total Software 9,450,087
Specialty Retail - 3.1%
12,600 TJX Cos Inc 965,160
4,400 Tractor Supply Co 1,026,344
1,950 Ulta Beauty Inc (2) 1,011,660
Total Specialty Retail 3,003,164
Technology Hardware, Storage & Peripherals - 4.7%
25,000 Apple Inc 3,685,250
54,600 Hewlett Packard Enterprise Co 852,306
Total Technology Hardware, Storage & Peripherals 4,537,556
Textiles, Apparel & Luxury Goods - 2.0%
13,500 Capri Holdings Ltd (2) 669,195
10,400 NIKE Inc, Class B 1,235,416
Total Textiles, Apparel & Luxury Goods 1,904,611
Tobacco - 1.1%
11,300 Philip Morris International Inc 1,099,490
Total Tobacco 1,099,490
Trading Companies & Distributors - 0.7%
950 WW Grainger Inc 635,009
Total Trading Companies & Distributors 635,009

Shares Description (1) Value
Wireless Telecommunication Services - 0.7%
4,600 T-Mobile US Inc (2) $ 654,028
Total Wireless Telecommunication Services 654,028
Total Long-Term Investments (cost $84,147,188) 94,867,757
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  25.7%
X 24,689,828 REPURCHASE AGREEMENTS - 25.7%
X 24,689,828
$ 24,690 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 2/28/23, repurchase price
$24,690,761, collateralized $4,746,900 U.S. Treasury
Bonds, 3.000%, due 02/15/48, value $3,949,864;
collateralized $26,517,400 U.S. Treasury Bonds,
2.750%, due 11/15/47, value $21,333,795
1.360% 3/01/23 $ 24,689,828
Total Short-Term Investments (cost $24,689,828) 24,689,828
Total Investments (cost $ 108,837,016 ) - 124 .3% 119,557,585
Shares Description (1) Value
COMMON STOCKS SOLD SHORT - (28.4)%(3)
Aerospace & Defense - (0.6)%
(5,300) BWX Technologies Inc (323,883)
(1,100) L3Harris Technologies Inc (232,309)
Total Aerospace & Defense (556,192)
a a a a a a a a a
Automobiles - (0.2)%
(16,400) Ford Motor Co (197,948)
a a a a a a a a a
Banks - (0.3)%
(17,300) KeyCorp (316,417)
a a a a a a a a a
Beverages - (0.6)%
(4,300) Brown-Forman Corp, Class B (278,941)
(5,600) Molson Coors Beverage Co, Class B (297,864)
Total Beverages (576,805)
a a a a a a a a a
Building Products - (0.3)%
(3,550) Advanced Drainage Systems Inc (314,991)
a a a a a a a a a
Capital Markets - (0.8)%
(750) Moody's Corp (217,613)
(2,700) State Street Corp (239,436)
(2,400) T Rowe Price Group Inc (269,472)
Total Capital Markets (726,521)
a a a a a a a a a
Chemicals - (1.5)%
(3,850) Eastman Chemical Co (328,020)
(1,700) Ecolab Inc (270,929)
(2,400) FMC Corp (309,960)
(2,800) LyondellBasell Industries NV, Class A (268,772)
(5,600) Mosaic Co/The (297,864)
Total Chemicals (1,475,545)
a a a a a a a a a
Communications Equipment - (0.3)%
(9,600) Juniper Networks Inc (295,488)
a a a a a a a a a
Construction & Engineering - (0.3)%
(10,300) MDU Resources Group Inc (328,055)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Shares Description (1) Value
Consumer Finance - (0.6)%
(2,500) Capital One Financial Corp $ (272,700)
(8,300) Synchrony Financial (296,393)
Total Consumer Finance (569,093)
a a a a a a a a a
Containers & Packaging - (1.2)%
(23,700) Amcor PLC (264,018)
(2,750) AptarGroup Inc (320,980)
(5,500) Ball Corp (309,155)
(7,600) International Paper Co (276,564)
Total Containers & Packaging (1,170,717)
a a a a a a a a a
Distributors - (0.5)%
(1,500) Genuine Parts Co (265,290)
(750) Pool Corp (267,645)
Total Distributors (532,935)
a a a a a a a a a
Diversified Consumer Services - (0.3)%
(35,000) Mister Car Wash Inc (2) (323,050)
a a a a a a a a a
Electric Utilities - (1.4)%
(1,800) Duke Energy Corp (169,668)
(3,800) Edison International (251,598)
(2,500) Entergy Corp (257,175)
(3,500) Eversource Energy (263,760)
(5,600) Exelon Corp (226,184)
(2,600) Southern Co/The (163,956)
Total Electric Utilities (1,332,341)
a a a a a a a a a
Electronic Equipment, Instruments & Components - (0.6)%
(8,000) Corning Inc (271,600)
(5,400) Trimble Inc (2) (281,124)
Total Electronic Equipment, Instruments & Components (552,724)
a a a a a a a a a
Equity Real Estate Investment Trusts (REITs) - (2.3)%
(1,600) Alexandria Real Estate Equities Inc (239,648)
(6,000) CubeSmart (281,940)
(2,600) Digital Realty Trust Inc (270,998)
(21,000) Douglas Emmett Inc (296,730)
(5,800) Iron Mountain Inc (305,950)
(750) Public Storage (224,212)
(4,300) Realty Income Corp (274,985)
(7,500) UDR Inc (321,300)
Total Equity Real Estate Investment Trusts (REITs) (2,215,763)
a a a a a a a a a
Food & Staples Retailing - (0.3)%
(5,800) Kroger Co/The (250,212)
a a a a a a a a a
Food Products - (0.9)%
(6,700) Hormel Foods Corp (297,346)
(3,500) McCormick & Co Inc/MD (260,120)
(4,600) Tyson Foods Inc, Class A (272,504)
Total Food Products (829,970)
a a a a a a a a a
Gas Utilities - (0.3)%
(2,500) Atmos Energy Corp (282,025)
a a a a a a a a a
Health Care Equipment & Supplies - (0.9)%
(3,400) Hologic Inc (2) (270,776)
(1,200) ResMed Inc (255,600)
(1,600) STERIS PLC (300,848)
Total Health Care Equipment & Supplies (827,224)
a a a a a a a a a

Shares Description (1) Value
Health Care Providers & Services - (0.9)%
(15,000) agilon health Inc (2) $ (318,150)
(9,400) Premier Inc, Class A (302,586)
(2,100) Quest Diagnostics Inc (290,556)
Total Health Care Providers & Services (911,292)
a a a a a a a a a
Hotels, Restaurants & Leisure - (1.6)%
(7,100) Aramark (261,280)
(950) Domino's Pizza Inc (279,310)
(2,700) Hyatt Hotels Corp (2) (313,848)
(4,000) Planet Fitness Inc., Class A (2) (324,200)
(15,300) Wendy's Co/The (335,988)
Total Hotels, Restaurants & Leisure (1,514,626)
a a a a a a a a a
Household Durables - (0.9)%
(2,750) Garmin Ltd (2) (269,857)
(9,200) Leggett & Platt Inc (317,308)
(50) NVR Inc (2) (258,681)
Total Household Durables (845,846)
a a a a a a a a a
Insurance - (1.1)%
(2,200) Cincinnati Financial Corp (265,540)
(3,400) Principal Financial Group Inc (304,504)
(2,400) Prudential Financial Inc (240,000)
(7,100) Ryan Specialty Holdings Inc (2) (299,052)
Total Insurance (1,109,096)
a a a a a a a a a
Internet & Direct Marketing Retail - (0.3)%
(2,300) Etsy Inc (2) (279,243)
a a a a a a a a a
IT Services - (1.7)%
(3,500) Akamai Technologies Inc (2) (254,100)
(2,000) Broadridge Financial Solutions Inc (281,560)
(3,600) Cognizant Technology Solutions Corp, Class A (225,468)
(6,300) Genpact Ltd (300,699)
(1,750) Globant SA (2) (288,890)
(1,250) MongoDB Inc (2) (261,900)
Total IT Services (1,612,617)
a a a a a a a a a
Life Sciences Tools & Services - (0.9)%
(3,600) Bio-Techne Corp (261,504)
(2,200) PerkinElmer Inc (274,054)
(6,900) QIAGEN NV (2) (317,055)
Total Life Sciences Tools & Services (852,613)
a a a a a a a a a
Metals & Mining - (0.2)%
(1,400) Nucor Corp (234,416)
a a a a a a a a a
Multi-Utilities - (0.3)%
(2,800) Consolidated Edison Inc (250,180)
a a a a a a a a a
Oil, Gas & Consumable Fuels - (0.2)%
(13,700) Kinder Morgan Inc (233,722)
a a a a a a a a a
Pharmaceuticals - (0.3)%
(7,500) Royalty Pharma PLC (268,875)
a a a a a a a a a
Professional Services - (1.2)%
(3,600) CoStar Group Inc (2) (254,376)
(1,350) Equifax Inc (273,416)
(4,150) Robert Half International Inc (334,573)
(4,100) TransUnion (268,263)
Total Professional Services (1,130,628)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Shares Description (1) Value
Road & Rail - (0.6)%
(1,600) JB Hunt Transport Services Inc $ (289,264)
(5,200) U-Haul Holding Co (289,276)
Total Road & Rail (578,540)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - (1.1)%
(3,700) Entegris Inc (315,351)
(3,100) Microchip Technology Inc (251,193)
(2,200) Skyworks Solutions Inc (245,454)
(2,700) Teradyne Inc (273,078)
Total Semiconductors & Semiconductor Equipment (1,085,076)
a a a a a a a a a
Software - (1.1)%
(950) ANSYS Inc (2) (288,429)
(1,100) Autodesk Inc (2) (218,559)
(2,000) Manhattan Associates Inc (2) (287,500)
(11,700) Paycor HCM Inc (2) (289,809)
Total Software (1,084,297)
a a a a a a a a a
Specialty Retail - (0.9)%
(7,100) Bath & Body Works Inc (290,177)
(3,500) Best Buy Co Inc (290,885)
(2,900) Floor & Decor Holdings Inc, Class A (2) (266,249)
Total Specialty Retail (847,311)
a a a a a a a a a
Textiles, Apparel & Luxury Goods - (0.3)%
(6,700) Skechers USA Inc, Class A (2) (298,217)
a a a a a a a a a
Trading Companies & Distributors - (0.3)%
(900) Watsco Inc (274,239)
a a a a a a a a a
Water Utilities - (0.3)%
(1,900) American Water Works Co Inc (266,722)
a a a a a a a a a
Total Common Stocks Sold Short (proceeds $28,949,768) (27,351,572)
Other Assets & Liabilities, Net -   4.1% 3,954,625
Net Assets - 100% $ 96,160,638
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $60,640,255 have been pledged as collateral for Common
Stocks Sold Short.
S&P Standard & Poor's

Statement of Assets and Liabilities
February 28, 2023
(Unaudited)
See accompanying notes to financial statements.

Equity Long/
Short
Assets
Long-term investments, at value
†
$ 9 4,867,757
Short-term investments, at value
◊
24,689,828
Cash collateral at brokers for common stocks sold short
(1)
4,563,486
Receivable for dividends 107,323
Receivable for interest 933
Receivable for investments sold 1,322,347
Receivable for reimbursement from Adviser 20,004
Receivable for shares sold 89,961
Other assets 19,682
Total assets 125,681,321
Liabilities
Common stocks sold short, at value
§
27,351,572
Payable for dividends on common stocks sold short 68,205
Payable for investments purchased - regular settlement 1,750,722
Payable for shares redeemed 105,932
Accrued expenses:
Custodian fees 34,945
Management fees 83,494
Trustees fees 7,153
Professional fees 53,327
Shareholder reporting expenses 29,512
Shareholder servicing agent fees 24,913
12b-1 distribution and service fees 10,379
Other 529
Total liabilities 29,520,683
Net assets $ 96,160,638
†
Long-term investments, cost $ 84,147,188
◊
Short-term investments, cost $ 24,689,828
§
Common stocks sold short, proceeds $ 28,949,768
Equity Long/
Short
Class A Shares
Net Assets $ 22,641,480
Shares outstanding 529,879
Net asset value ("NAV") per share $ 42.73
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 45.34
Class C Shares
Net Assets $ 7,532,242
Shares outstanding 200,262
NAV and offering price per share $ 37.61
Class I Shares
Net Assets $ 65,986,916
Shares outstanding 1,483,075
NAV and offering price per share $ 44.49
Fund level net assets consist of:
Paid-in capital $ 86,411,329
Total distributable earnings (loss) 9,749,309
Fund level net assets $ 96,160,638
Authorized shares - per class Unlimited
Par value per share $ 0.01
(1) Cash pledged as collateral for common stocks sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of
Investments.

Statement of Operations
February 28, 2023
(Unaudited)
See accompanying notes to financial statements.

Equity Long/
Short
Investment Income
Dividends $ 855,948
Other income 62,680
Total Investment Income 918,628
Expenses
–
Management fees 640,141
12b-1 service fees - Class A Shares 29,018
12b-1 distribution and service fees - Class C Shares 40,822
Dividends expense on common stocks sold short 283,079
Prime broker expense 254,084
Shareholder servicing agent fees 39,869
Interest expense —
Custodian expenses 13,262
Trustees fees 2,295
Professional fees 33,366
Shareholder reporting expenses 14,805
Federal and state registration fees 26,900
Other 821
Total expenses before fee waiver/expense reimbursement 1,378,462
Fee waiver/expense reimbursement (80,599)
Net expenses 1,297,863
Net investment income (loss) (379,235)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (3,307,393)
Net realized gain (loss) from common stocks sold short 1,482,171
Net realized gain (loss) (1,825,222)
Change in net unrealized appreciation (depreciation) of investments 2,879,115
Change in net unrealized appreciation (depreciation) of common stocks sold short (2,048,322)
Change in net unrealized appreciation (depreciation) 830,793
Net realized and unrealized gain (loss) (994,429)
Net increase (decrease) in net assets from operations $ (1,373,664)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Equity Long/Short
Unaudited
Six Months Ended
2/28/23
Year Ended
8/31/22
Operations
Net investment income (loss) $ (379,235) $ (1,019,649)
Net realized gain (loss) (1,825,222) 9,450,020
Change in net unrealized appreciation (depreciation) 830,793 (19,885,948)
Net increase (decrease) in net assets from operations (1,373,664) (11,455,577)
Distributions to Shareholders
Dividends:
Class A Shares (1,570,059) (735,909)
Class C Shares (620,537) (338,845)
Class I Shares (4,519,147) (2,584,739)
Decrease in net assets from distributions to shareholders (6,709,743) (3,659,493)
Fund Share Transactions
Proceeds from sale of shares 3,411,397 13,730,449
Proceeds from shares issued to shareholders due to reinvestment of distributions 6,696,140 3,653,214
10,107,537 17,383,663
Cost of shares redeemed (16,670,616) (38,187,328)
Net increase (decrease) in net assets from Fund share transactions (6,563,079) (20,803,665)
Net increase (decrease) in net assets (14,646,486) (35,918,735)
Net assets at the beginning of period 110,807,124 146,725,859
Net assets at the end of period $ 96,160,638 $ 110,807,124

Statement of Cash Flows
February 28, 2023
(Unaudited)
See accompanying notes to financial statements.

Equity Long/
Short
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets from Operations $ (1,373,664)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (38,050,288)
Purchases of common stock sold short (16,697,418)
Proceeds from sale and maturities of investments 54,299,796
Proceeds from sales of common stock sold short 11,257,592
Proceeds from (Purchase of) short-term investments, net (2,322,943)
Proceeds from litigation settlement 33,189
(Increase) Decrease in:
Receivable for dividends 34,351
Receivable for interest (653)
Receivable for reimbursement from Adviser (16,677)
Receivable for investments sold (900,696)
Other assets 10,729
Increase (Decrease) in:
Payable for dividends on common stocks sold short 21,460
Payable for investments purchased - regular settlement 465,215
Accrued custodian fees 683
Accrued management fees (28,133)
Accrued 12b-1 distribution and service fees (2,966)
Accrued Trustees fees 1,392
Accrued professional fees 28,335
Accrued shareholder reporting expenses 5,615
Accrued shareholder servicing agent fees (2,867)
Accrued other expenses (3,504)
Net realized (gain) loss from investments 3,307,393
Net realized (gain) loss from common stocks sold short (1,482,171)
Change in net unrealized (appreciation) depreciation of investments (2,879,115)
Change  in net unrealized (appreciation) depreciation of common stocks sold short 2,048,322
Net cash from operating activities 7,752,977
Cash Flows from Financing Activities
Cash distributions paid to common shareholders (13,603)
Proceeds from sales of shares 3,337,784
Cost of shares redeemed (16,648,760)
Net cash provided by (used in) financing activities (13,324,579)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers (5,571,602)
Cash and Cash Collateral at Brokers at the beginning of period 10,135,088
Cash and Cash Collateral at Brokers at the end of period $ 4,563,486
Supplemental Disclosure of Cash Flow Information
Equity Long/
Short
Cash paid for interest
$ (21,460)
Non-cash financing activities not included herein consists of reinvestments of share distributions 6,696,140

Financial Highlights

Ratios of Dividends Expense
on Common Stocks Sold Short
to Average Net Assets
Ratios of Prime Broker Expenses
to Average Net Assets
Class A
Class C
Class I
Class A
Class C
Class I
2023(g)
0 .56% (h)
0 .56% (h)
0 .56% (h)
0 .50% (h)
0 .50% (h)
0 .50% (h)
2022
0 .37
0 .36
0 .36
0 .25
0 .25
0 .25
2021
0 .58
0 .59
0 .60
0 .34
0 .35
0 .35
2020
0 .84
0 .84
0 .84
0 .54
0 .53
0 .54
2019
1 .03
1 .03
1 .03
—
—
—
2018
1 .01
1 .01
1 .00
—
—
—
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(b)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Equity Long/Short
Class
A
8/31/23(g) $ 46.40 $ (0.19) $ (0.45) $ (0.64) $ — $ (3.03) $ (3.03) $ 42.73
8/31/22 52.35 (0.45) (4.15) (4.60) — (1.35) (1.35) 46.40
8/31/21 41.40 (0.41) 11.36 10.95 — — — 52.35
8/31/20 40.61 (0.33) 1.12 0.79 — — — 41.40
8/31/19 44.58 (0.06) (3.36) (3.42) — (0.55) (0.55) 40.61
8/31/18 38.60 (0.30) 6.94 6.64 — (0.66) (0.66) 44.58
Class
C
8/31/23(g) 41.36 (0.32) (0.40) (0.72) — (3.03) (3.03) 37.61
8/31/22 47.15 (0.74) (3.70) (4.44) — (1.35) (1.35) 41.36
8/31/21 37.57 (0.68) 10.26 9.58 — — — 47.15
8/31/20 37.13 (0.57) 1.01 0.44 — — — 37.57
8/31/19 41.11 (0.34) (3.09) (3.43) — (0.55) (0.55) 37.13
8/31/18 35.91 (0.56) 6.42 5.86 — (0.66) (0.66) 41.11
Class
I
8/31/23(g) 48.13 (0.14) (0.47) (0.61) — (3.03) (3.03) 44.49
8/31/22 54.12 (0.33) (4.31) (4.64) — (1.35) (1.35) 48.13
8/31/21 42.70 (0.31) 11.73 11.42 — — — 54.12
8/31/20 41.77 (0.24) 1.17 0.93 — — — 42.70
8/31/19 45.73 0.05 (3.46) (3.41) — (0.55) (0.55) 41.77
8/31/18 39.48 (0.17) 7.08 6.91 — (0.66) (0.66) 45.73
(a)
Each ratio includes the effect of dividends expense on common stocks sold short and prime broker expenses as shown in the following table. In the event the Fund earn credits as an element of its prime broker fee agreement, and such earned credits exceeded prime brokerage fees, the Fund's prime broker expense for the reporting period will be zero. See Notes for Financial Statements for more information.
(b)
Based on average shares outstanding.
(c)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any.
Total returns are not annualized.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Notes to Financial Statements for more information.
(e)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements) divided by the average long-term market value during the period.
(g)
Unaudited.  For the six months ended February 28, 2023.
(h)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets(a)
Total
Return(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d),(e)
Portfolio
Turnover
Rate(f)
(1.37) % $ 22,641 2.83% (h) 2.67% (h) (0.86) % (h) 29%
(9.12) 24,434 2.40 2.22 (0.89) 94
26.45 28,482 2.63 2.53 (0.91) 200
1.95 33,016 3.09 2.98 (0.84) 168
(7.65) 52,856 2.72 2.64 (0.16) 188
17.35 55,183 2.73 2.63 (0.70) 213
(1.74) 7,532 3.57 (h) 3.41 (h) (1.61) (h) 29
(9.80) 8,797 3.15 2.96 (1.64) 94
25.50 12,112 3.39 3.29 (1.68) 200
1.19 12,761 3.84 3.72 (1.58) 168
(8.33) 19,961 3.48 3.39 (0.91) 188
16.47 19,561 3.47 3.37 (1.44) 213
(1.25) 65,987 2.57 (h) 2.41 (h) (0.61) (h) 29
(8.89) 77,576 2.14 1.96 (0.64) 94
26.74 106,132 2.40 2.30 (0.67) 200
2.23 130,871 2.85 2.73 (0.59) 168
(7.44) 257,351 2.47 2.39 0.12 188
17.65 299,977 2.47 2.37 (0.39) 213

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Equity Long/Short Fund (the ’’Fund’’), as a diversified fund. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period
The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income on investments purchased and dividends expense on common stocks sold short are recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Notes to Financial Statements
(Unaudited) (continued)
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:*
Common Stocks $ 94,867,757 $ – $ – $ 94,867,757
Short-Term Investments:
Repurchase Agreements – 24,689,828 – 24,689,828
Common Stocks Sold Short* (27,351,572) – – (27,351,572)
Total
$ 67,516,185 $ 24,689,828 $ – $ 92,206,013
* Refer to the Fund's Portfolio of Investments for industry classifications.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Equity Long/Short Fixed Income Clearing Corporation $     24,689,828 $     (25,283,659)

Notes to Financial Statements
(Unaudited) (continued)
Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund’s custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Short Sale Transactions
The Fund pursues a “long/short” investment strategy, pursuant to which its sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.
When the Fund sells a security short, it borrows the security from a third party and segregate assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments, and any cash pledged as collateral in addition to long-term investments is recognized as “Cash collateral at broker for common stocks sold short”, on the Statement of Assets and Liabilities. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and such amounts are recognized as “Dividends expense on common stocks sold short”, on the Statement of Operations, when applicable. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in net unrealized appreciation (depreciation) of common stocks sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale on the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could retain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Net realized gain (loss) from common stocks sold short” on the Statement of Operations.
Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund. The Fund may also earn credits as an element of the prime broker fee arrangement with BAML, which are recorded as an offset to the prime brokerage fees. The net prime brokerage fees paid to BAML are recognized as “Prime broker expense” on the Statement of Operations. In the event that credits exceed prime brokerage fees, the net credits are recognized as “Other income” on the Statement of
Operations.
Investment Transactions
Long-term purchases and sales (including transactions for common stocks sold short) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Fund
Purchases Sales
Equity Long/Short
$ 54,747,706 $ 65,557,388

Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Six Months Ended
2/28/23
Year Ended
8/31/22
Equity Long/Short Shares Amount Shares Amount
Shares sold:
Class A 18,942 $846,398 61,707 $3,111,960
Class A - automatic conversion of Class C Shares 30 1,362 86 4,323
Class C 3,608 146,900 6,770 297,243
Class I 52,066 2,416,737 198,619 10,316,923
Shares issued to shareholders due to reinvestment of distributions:
Class A 36,215 1,570,058 13,794 735,909
Class C 16,202 620,537 7,087 338,845
Class I 99,934 4,505,545 46,678 2,578,460
226,997 10,107,537 334,741 17,383,663
Shares redeemed:
Class A (51,915) (2,305,041) (93,086) (4,627,092)
Class C (32,211) (1,266,974) (57,945) (2,568,478)
Class C - automatic conversion to Class A Shares (34) (1,362) (95) (4,323)
Class I (280,721) (13,097,239) (594,633) (30,987,435)
(364,881) (16,670,616) (745,759) (38,187,328)
Net increase (decrease) (137,884) $(6,563,079) (411,018) $(20,803,665)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Equity Long/Short
$ 80,252,489 $ 18,315,771 $ (6,362,247) $ 11,953,524

Notes to Financial Statements
(Unaudited) (continued)
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of February 28, 2023, the complex-level fee rate for the Fund was as follows:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Equity Long/
Short
$ — $ — $ 6,709,204 $ 11,122,731 $ — $ — $ 781 $ 17,832,716
Average Daily Net Assets Fund-Level Fee Rate
For the first $125 million 1.1000%
For the next $125 million 1.0875
For the next $250 million 1.0750
For the next $500 million 1.0625
For the next $1 billion 1.0500
For the next $3 billion 1.0250
For the next $2.5 billion 1.0000
For the next $2.5 billion 0.9875
For net assets over $10 billion 0.9750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding
12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales) dividend expense or securities sold short, and extraordinary expenses)
do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified only with the approval of the Fund.
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which amounted to $62,680, is recognized in "Other income" on the Statement of Operations.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (‘‘Participating Funds’’), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes (other than on-going leveraging for investment purposes.) Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based
Fund
Complex-Level Fee
Equity Long/Short
0 .1588%
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Equity Long/Short
$ 6,695 $ 5,896
Fund
Commission
Advances
Equity Long/Short
$ 698
Fund
12b-1 Fees
Retained
Equity Long/Short
$ 1,282
Fund
CDSC
Retained
Equity Long/Short
$ 374

Notes to Financial Statements
(Unaudited) (continued)
upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset
Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Equity Long/Short Blended Benchmark:
Consists of the Russell 1000® Index (defined herein) through February 28,
2013, and thereafter 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index (defined herein).
ICE BofA 3-Month U.S. Treasury Bill Index:
An index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Alternative Long/Short Equity Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper Alternative Long/Short Equity Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Long Position:
A security the fund owns in its portfolio.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Price/Earnings (P/E) Ratio:
is calculated by dividing the current price of the stock by its forecasted 12 months’
earnings per share. The average of the price/earnings ratio of a fund is a weighted harmonic average of all current
P/E ratios (excluding negatives) of the stocks in the fund’s portfolio. This should not be construed as a forecast of the
Fund’s performance.
Russell 1000® Index:
An index designed to measure the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest securities based on their market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Short Position:
A security the fund does not own but has sold through the delivery of a borrowed security.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report (the
“Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund’s Board of Trustees (the "Board") previously designated Nuveen Fund Advisors, LLC, the Fund’s investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the
LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-ELS-0822P 2809353-INV-B-04/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: May 5, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: May 5, 2023